INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories text block [Text Block]

	2019	2018
	US$’000	US$’000

Bunkers and other consumables at cost	12,491	10,841
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 14) (a)	15,932	7,321
Sale of ships recognised as inventories (a)	(15,932)	(7,321)

Included in assets of a disposal group held for sale (Note 40)	(255)	-
	12,236	10,841

Disclosure of Detailed Information of Reclassification of Ships as Inventoriestext block [Text Block]
(a)
Ships reclassified from Ships, property, plant and equipment as inventories is reconciled as follows:

	2019	2018
	US$’000	US$’000

Cost	40,871	15,203
Accumulated depreciation	(11,659)	(3,443)
Impairment	(13,280)	(4,439)
Carrying amount	15,932	7,321